Prospectus

May 1, 2014

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) designed for use by self-employed persons and their eligible employees in tax-qualified retirement plans. The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.	Fidelity® Variable Insurance Products
Growth Stock Portfolio	VIP Mid Cap Portfolio
Focused Appreciation Portfolio	VIP Contrafund® Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio	Neuberger Berman Advisers Management Trust
Large Company Value Portfolio	Socially Responsive Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio	Russell Investment Funds
Index 400 Stock Portfolio	Multi-Style Equity Fund
Mid Cap Value Portfolio	Aggressive Equity Fund
Small Cap Growth Stock Portfolio	Global Real Estate Securities Fund
Index 600 Stock Portfolio	Non-U.S. Fund
Small Cap Value Portfolio	Core Bond Fund
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio	Russell Investment Funds LifePoints®
Emerging Markets Equity Portfolio	Variable Target Portfolio Series
Money Market Portfolio	Moderate Strategy Fund
Short-Term Bond Portfolio	Balanced Strategy Fund
Select Bond Portfolio	Growth Strategy Fund
Long-Term U.S. Government Bond Portfolio	Equity Growth Strategy Fund
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio	Credit Suisse Trust
Balanced Portfolio	Commodity Return Strategy Portfolio
Asset Allocation Portfolio

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2014, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer, the Annuitant, or another person.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law requires be withdrawn from an annuity each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Flexible Payment Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account A Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. These tables do not include any withdrawal charges that may apply upon withdrawals from a Guaranteed Interest Fund 8. (See “Fixed Options”)

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.50%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.50%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

[1]	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”
[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[4]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account A Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2013. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.46%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.40%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2013. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.40%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$914	$1,623	$2,154	$3,685
Minimum Total Annual Portfolio Operating Expenses	$821	$1,283	$1,571	$2,515

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$314	$1,023	$1,754	$3,685
Minimum Total Annual Portfolio Operating Expenses	$221	$683	$1,171	$2,515

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years (i.e., where a withdrawal charge would apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$873	$1,502	$1,955	$3,307
Minimum Total Annual Portfolio Operating Expenses	$780	$1,158	$1,360	$2,085

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan (i.e., where a withdrawal charge would not apply))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$273	$902	$1,555	$3,307
Minimum Total Annual Portfolio Operating Expenses	$180	$558	$960	$2,085

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65))

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$674	$1,200	$1,752	$3,250
Minimum Total Annual Portfolio Operating Expenses	$584	$867	$1,172	$2,033

Account A Prospectus	3

Front-Load Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$634	$1,082	$1,554	$2,857
Minimum Total Annual Portfolio Operating Expenses	$545	$745	$962	$1,586

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% for the front-load Contract and 0.05% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2013.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix B of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $217 billion as of December 31, 2013. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists

4	Account A Prospectus

largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional

Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Account A Prospectus	5

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investment Fund Advisers, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair & Company, L.L.C.
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company, LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC

6	Account A Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Account A Prospectus	7

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject

8	Account A Prospectus

to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and

Account A Prospectus	9

procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Moving out of a Guaranteed Account    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made

10	Account A Prospectus

from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years

Withdrawal Charge    Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. For Contracts issued in TX or AL sold prior to May 1, 2013, the MVA formula may differ; read your Contract for specific details.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

To calculate the MVA for your contract, use the following formula:

A x [(1+B)n / (1+C)n -1] where;

A	=	the Account Value being withdrawn or transferred from GIF 8;
B	=	the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C	=	the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n	=	the number of years, including fractional years, remaining in the Guaranteed Period.

In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.

Account A Prospectus	11

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the

Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF 8 Market Value Adjustment Example

GIF 8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the 1940 Act. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy    (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the potential returns—and attendant risks—of the Division(s) of the Separate Account you select among the Divisions available under the Strategy. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the

12	Account A Prospectus

end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Portfolio(s) you select. Under the Preservation+

Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy, subject to the claims-paying ability of the Company.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non- natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts, the minimum amount for an initial Purchase Payment is $100. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) For back-load Contracts issued in Oregon sold before May 1, 2013, you may not make Purchase Payments after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or

Account A Prospectus	13

annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000. To the extent that an investment causes the maximum amount to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net

14	Account A Prospectus

investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Reduction or Waiver of Certain Charges    Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Gender-Based Annuity Payment Rates    Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with certain plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Reinvestment of Redemptions    In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s)

from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your financial representative.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes”.)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) For Contracts, issued in Oregon sold prior to May 1, 2013, no withdrawals may be made within the first five years after the date a variable income plan 1 takes effect. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your

Account A Prospectus	15

request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000

16	Account A Prospectus

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2015–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2016–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2016–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the

GIF 8 on the death of the Annuitant. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

Account A Prospectus	17

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the

18	Account A Prospectus

Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF

1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

Account A Prospectus	19

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge Category Eight and the remaining $300,000 begins in withdrawal charge Category Four. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in Category Eight at issue would have moved down one Category each Contract anniversary such that it would move to Category Four on the fourth Contract anniversary. The $300,000 that was in Category Four at issue would move to Category Zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to Category Zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

20	Account A Prospectus

To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The withdrawal charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a withdrawal charge has already been assessed)], the withdrawal charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the withdrawal charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a variable income plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable income plan which is not contingent on the payee’s life (i.e., Plan 1).

For fixed income plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the withdrawal charge if you select a fixed income plan for a certain period of 12 years or more or certain fixed income plans which involve a life contingency.

As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges on the greater of (i) the Contract Year “withdrawal charge free” amount or (ii) the current year Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Internal Revenue Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issued on or after 1/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account(s).)

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a

Account A Prospectus	21

matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $52,000 or 100% of compensation or earned income up to $260,000 (dollar amounts as indexed for 2014). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $17,500 in 2014, indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2014, indexed thereafter. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59  1⁄2 or disability) unless payments are made after the employee separates from service and payments are paid in substantially equal installments over the life or life expectancy of the employee, or are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless the payments are rolled over directly to traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides

22	Account A Prospectus

divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70  1⁄2 or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the employee’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the employee’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

Spousal Exceptions: If the employee’s spouse, as defined under federal tax law (below), elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70  1⁄2.

Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

Defense of Marriage Act: The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal tax law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal tax law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses, especially with regard to state law and state tax law. Consult a tax and/or legal advisor for more information on this subject.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the

Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your

Account A Prospectus	23

Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate, except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70  1⁄2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. Pursuant to an order of the Securities and Exchange Commission (“SEC”), effective November 15, 2013 the Commodity Return Strategy Portfolio was substituted for the Commodities Return Strategy Portfolio, series of the Northwestern Mutual Series Fund, Inc. (the “Replaced Portfolio”). The Replaced Portfolio is no longer available as an investment option. As a condition of the order, until November 15, 2015 we will periodically reimburse subaccount expenses to the extent the Commodity Return Strategy Portfolio’s expenses exceed the expenses of the Replaced Portfolio. Depending on the timing of such reimbursement (typically quarterly), financial information or values of the Division investing in the Commodity Return Strategy Portfolio for some of the time periods reflected in such values would be lower prior to the reimbursements being applied. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (“PIN”). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.northwesternmutual.com) to access Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please contact us at 1-888-455-2232.

24	Account A Prospectus

The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Allocation Models    Allocation models may be offered. These models are designed to assist you in setting up an allocation of initial Purchase Payments as well as subsequent Purchase Payments, if you so choose. Each model is comprised of a combination of Divisions representing various asset classes. The models are static (fixed), so any investment allocations after the contract’s inception must be made by you, and will not be made by the Company. There will be no automatic rebalancing to these models unless you choose the Portfolio Rebalancing option on the application to the contract.

We do not provide investment advice regarding whether a model is appropriate for you, when a model should be revised, or when it remains appropriate to invest in accordance with any particular model due to performance, a change in your investment needs, or for other reasons. Please note that investing according to an allocation model may result in an increase in assets allocated to Portfolios managed by an affiliated investment adviser, and therefore may result in a corresponding increase in Portfolio management fees collected by one or more of our affiliates. We reserve the right to modify, suspend, or terminate any asset allocation models at any time that we may use with other contract owners.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of

Account A Prospectus	25

12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by Contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in New York.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2014 we are paying dividends on approximately 45% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000. Approximately 87% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2014 represents about 0.65% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a Contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal

26	Account A Prospectus

charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements     Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’‘s/policy’‘s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Account A Prospectus	27

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Prior Contracts

To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: •8% first $5,000 •4% next $20,000 •2% next $75,000 •1% on amounts over $100,000	Not Applicable	Cumulative purchase payments are subject to the following front-end loads: •4.00% first $100,000 •2.00% next $400,000 •1.00% next $500,000 •0.50% on amounts over $1,000,000	Not Applicable
Withdrawal Charge (Back Load)	Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

•8% of the first $25,000

•4% of the next $75,000

•2% on amounts over $100,000

On each anniversary, the charge reduces 1%. Withdrawal charges are waived as described in the prospectus (See “Waiver of Withdrawal Charges”) except that such charges will be waived if proceeds are settled under a fixed life income plan on or after the 10th contract anniversary, or if proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years.

Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

•8.00% of the first $100,000

•4.00% of the next $400,000

•2.00% on the next $500,000

•1.00% on amounts over $1,000,000

On each anniversary, the charge reduces 1%. Waiver of withdrawal charges is consistent with current series.

Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%

Account A Prospectus	29

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.	The contract fee is consistent with the current series.
Amount of the Death Benefit

Annuitant Dies on or After 75th birthday:

The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th birthday:

The payment at death will be the Accumulation Value of the contract determined on the Valuation Date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The death benefit will not be less than the total Purchase Payments paid under the contract, less any amounts withdrawn under the contract.

Distribution of the Death Benefit	Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a a new (current series) Contract through an internal exchange, or elect any other settlement choice available.
Withdrawal Charge Free Amount	Not Applicable	LL Series: There is no “withdrawal charge free” amount.

MM Series issued before 1991:

By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

			Not Applicable	By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

30	Account A Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
				Front Load Contract	Back Load Contract
Waiver of Withdrawal Charge on Income Plans	Not Applicable	LL Series Withdrawal charge is not waived on benefits paid under a fixed life income plan.	MM Series There is no withdrawal charge on benefits paid under a fixed life income plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on Income Plans is consistent with the current series.
Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is 98.
Fixed Options	The rates, Income Plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2013 providing for such a fixed investment option.

Expense Examples for Prior Contracts

The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$805	$1,293	$1,806	$3,206
Minimum Total Annual Portfolio Operating Expenses	$717	$964	$1,230	$1,989

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan prior to the 10th contract anniversary or a period certain income plan for a period of less than 5 years; i.e., where a withdrawal charge would apply

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,069	$1,489	$1,935	$3,268
Minimum Total Annual Portfolio Operating Expenses	$976	$1,145	$1,339	$2,041

Assuming no surrender, no annuitization or assuming an annuitization to a fixed life income plan on or after the 10th contract anniversary, or if the proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$269	$889	$1,535	$3,268
Minimum Total Annual Portfolio Operating Expenses	$176	$545	$939	$2,041
Annual contract fee is reflected as	0.01%

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Back-Load Contract—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,069	$1,489	$1,935	$3,268
Minimum Total Annual Portfolio Operating Expenses	$976	$1,145	$1,339	$2,041

Account A Prospectus	31

Back-Load Contract—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$269	$889	$1,535	$3,268
Minimum Total Annual Portfolio Operating Expenses	$176	$545	$939	$2,041

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$585	$1,035	$1,510	$2,819
Minimum Total Annual Portfolio Operating Expenses	$495	$697	$915	$1,542

	Front-Load Contract	Back-Load Contract
Annual contract fee is reflected as	0.00%	0.01%

32	Account A Prospectus

APPENDIX B – Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as contracts no longer offered for sale. The contracts no longer offered for sale are different in certain material respects from contracts offered currently. The values shown below for back-load version contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Units Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.362	$1.007	$0.896	$0.913	$0.816	$0.598	$0.983	$0.905	$0.830	$0.774
Number of Units Outstanding	1,255	1,133	1,002	767	659	522	357	645	358	271
Back-Load Version Class B
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	388	479	637	680	886	898	978	1,190	1,157	1,095
Focused Appreciation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.879	$2.243	$1.876	$2.008	$1.846	$1.302	$2.182	$1.729	$1.657	$1.423
Number of Units Outstanding	399	301	236	361	288	250	216	101	116	2
Back-Load Version Class B
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	752	787	808	801	746	728	503	414	247	92
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.236	$0.966	$0.870	$0.885	$0.788	$0.612	$1.004	$0.925	$0.834	$0.773
Number of Units Outstanding	448	445	468	483	345	254	228	199	239	356
Back-Load Version Class B
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	280	394	501	536	555	543	502	519	501	476
Large Cap Blend Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.159	$0.890	$0.776	$0.799	$0.702	$0.554	$0.932	—	—	—
Number of Units Outstanding	105	85	62	51	23	22	9	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	254	241	214	198	150	121	77	—	—	—
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.481	$1.127	$0.979	$0.965	$0.844	$0.671	$1.069	$1.019	$0.886	$0.850
Number of Units Outstanding	2,237	2,314	2,359	2,284	2,148	1,716	1,301	1,175	889	668
Back-Load Version Class B
Accumulation Unit Value	$6.568	$5.036	$4.406	$4.376	$3.856	$3.089	$4.961	$4.765	$4.172	$4.034
Number of Units Outstanding	537	654	795	862	1,197	1,124	1,205	1,279	1,260	1,096
Large Company Value Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.186	$0.908	$0.784	$0.776	$0.703	$0.585	$0.937	—	—	—
Number of Units Outstanding	195	182	170	118	106	68	19	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	309	286	222	207	173	107	7	—	—	—
Domestic Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.894	$1.420	$1.248	$1.243	$1.090	$0.846	$1.382	$1.483	$1.279	$1.189
Number of Units Outstanding	972	1,007	936	978	676	660	601	447	185	161
Back-Load Version Class B
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	1,136	1,358	1,541	1,642	1,685	1,600	1,635	1,449	1,023	829

(b)	The initial investment was made on April 30, 2007.

Account A Prospectus	33

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Equity Income Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.408	$1.863	$1.597	$1.620	$1.412	$1.139	$1.783	$1.735	$1.464	$1.412
Number of Units Outstanding	591	481	534	472	376	441	304	199	89	36
Back-Load Version Class B
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	789	764	767	674	665	708	554	362	222	135
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.315	$1.052	$0.945	$1.012	$0.821	$0.625	$1.048	$0.873	$0.840	$0.795
Number of Units Outstanding	925	1,002	882	701	557	420	369	589	625	530
Back-Load Version Class B
Accumulation Unit Value	$7.499	$6.049	$5.470	$5.904	$4.826	$3.700	$6.252	$5.246	$5.087	$4.853
Number of Units Outstanding	167	245	296	341	392	412	431	588	591	586
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.924	$2.206	$1.885	$1.932	$1.537	$1.128	$1.778	$1.656	$1.512	$1.353
Number of Units Outstanding	681	628	587	538	521	422	331	336	342	236
Back-Load Version Class B
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	554	693	796	870	1,110	1,089	1,142	1,294	1,263	1,244
Mid Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.615	$2.018	$1.740	$1.759	$1.474	$1.202	$1.861	$1.873	$1.644	$1.567
Number of Units Outstanding	178	164	134	147	136	92	110	32	17	25
Back-Load Version Class B
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	319	313	324	318	406	305	226	161	134	118
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.868	$1.354	$1.243	$1.285	$1.026	$0.786	$1.408	$1.292	$1.217	$1.100
Number of Units Outstanding	790	925	874	455	340	300	208	275	255	251
Back-Load Version Class B
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	387	531	632	682	762	789	788	901	883	808
Index 600 Stock Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.619	$1.157	$1.004	$1.000	$0.798	$0.641	$0.938	—	—	—
Number of Units Outstanding	123	134	84	33	15	168	1	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	237	229	174	184	128	142	22	—	—	—
Small Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.200	$2.440	$2.108	$2.148	$1.770	$1.388	$1.941	$1.967	$1.696	$1.590
Number of Units Outstanding	408	375	397	367	309	287	242	219	100	93
Back-Load Version Class B
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	636	699	788	839	869	858	902	877	759	676
International Growth Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.929	$1.618	$1.378	$1.595	$1.377	$1.124	$2.098	$1.873	$1.549	$1.319
Number of Units Outstanding	534	453	442	381	345	255	204	152	175	99
Back-Load Version Class B
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	1,001	1,106	1,219	1,115	1,097	999	1,094	964	825	613
Research International Core Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.059	$0.895	$0.770	$0.865	$0.782	$0.601	$1.051	—	—	—
Number of Units Outstanding	252	149	86	15	6	3	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	574	429	237	79	47	27	20	—	—	—

(b)	The initial investment was made on April 30, 2007.

34	Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.045	$1.693	$1.401	$1.566	$1.461	$1.103	$1.973	$1.679	$1.289	$1.162
Number of Units Outstanding	1,874	1,764	1,695	1,754	1,201	1,096	903	643	264	268
Back-Load Version Class B
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	984	1,174	1,361	1,447	1,518	1,460	1,368	1,251	973	802
Emerging Markets Equity Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.043	$1.105	$0.935	$1.155	$0.935	$0.554	$1.243	—	—	—
Number of Units Outstanding	800	567	371	330	186	120	2	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	914	773	640	527	483	304	35	—	—	—
Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.258	$1.263	$1.268	$1.272	$1.275	$1.271	$1.244	$1.187	$1.138	$1.110
Number of Units Outstanding	1,054	991	925	477	262	396	1,122	720	305	206
Back-Load Version Class B
Accumulation Unit Value	$2.895	$2.928	$2.961	$2.994	$3.022	$3.037	$2.993	$2.879	$2.780	$2.733
Number of Units Outstanding	599	606	696	882	994	898	722	597	502	392
Short-Term Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.174	$1.174	$1.156	$1.155	$1.120	$1.050	$1.027	—	—	—
Number of Units Outstanding	292	189	465	252	10	1	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	349	349	183	145	45	127	2	—	—	—
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.065	$2.121	$2.031	$1.905	$1.796	$1.651	$1.607	$1.518	$1.470	$1.446
Number of Units Outstanding	1,742	1,503	1,364	1,340	1,023	908	876	619	270	208
Back-Load Version Class B
Accumulation Unit Value	$13.097	$13.554	$13.076	$12.356	$11.738	$10.867	$10.657	$10.143	$9.899	$9.806
Number of Units Outstanding	407	458	449	441	445	424	449	382	326	244
Long-Term U.S. Government Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.499	$1.737	$1.683	$1.312	$1.192	$1.288	$1.072	—	—	—
Number of Units Outstanding	182	186	158	142	158	191	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	397	435	348	415	267	226	3	—	—	—
Inflation Protection Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.303	$1.429	$1.338	$1.201	$1.143	$1.045	$1.065	—	—	—
Number of Units Outstanding	420	346	307	161	53	101	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	547	675	411	388	252	88	7	—	—	—
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.521	$2.394	$2.113	$2.030	$1.781	$1.231	$1.573	$1.544	$1.414	$1.402
Number of Units Outstanding	392	338	340	275	226	206	174	171	98	73
Back-Load Version Class B
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	362	367	350	385	418	440	477	457	433	382
Multi-Sector Bond Division (b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.494	$1.526	$1.334	$1.277	$1.134	$0.934	$1.007	—	—	—
Number of Units Outstanding	538	420	383	193	226	75	14	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	647	624	523	359	208	226	9	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account A Prospectus	35

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.665	$1.493	$1.368	$1.346	$1.208	$1.000	$1.301	$1.232	$1.121	$1.087
Number of Units Outstanding	1,324	1,078	1,085	1,129	720	683	457	349	286	185
Back-Load Version Class B
Accumulation Unit Value	$11.379	$10.280	$9.490	$9.410	$8.511	$7.096	$9.299	$8.871	$8.135	$7.951
Number of Units Outstanding	424	461	547	594	670	703	722	777	713	626
Asset Allocation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.831	$1.577	$1.428	$1.436	$1.277	$1.010	$1.453	$1.335	$1.220	$1.146
Number of Units Outstanding	633	543	384	614	572	528	557	532	750	700
Back-Load Version Class B
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	897	1,155	1,086	1,128	1,205	1,179	1,115	1,120	1,148	909
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.830	$2.833	$2.485	$2.802	$2.190	$1.575	$2.621	$2.284	$2.042	$1.739
Number of Units Outstanding	449	449	463	402	295	305	243	367	275	100
Back-Load Version Class B
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	670	728	781	763	736	717	705	626	411	280
VIP Contrafund® Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.451	$1.114	$0.964	$0.996	$0.856	$0.635	$1.114	—	—	—
Number of Units Outstanding	635	480	482	326	168	283	3	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	1,138	1,096	1,017	839	565	364	45	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.426	$1.041	$0.943	$0.978	$0.800	$0.612	$1.015
Number of Units Outstanding	227	182	134	76	22	2	—
Back-Load Version Class B
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	368	268	200	42	30	21	1

(b)	The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.413	$1.069	$0.928	$0.948	$0.818	$0.625	$1.058	$0.963	$0.859	$0.804
Number of Units Outstanding	216	221	318	259	309	490	671	708	559	370
Back-Load Version Class B
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	694	762	801	841	1,130	1,306	1,227	1,063	811	804

36	Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.115	$1.518	$1.317	$1.382	$1.112	$0.851	$1.498	$1.455	$1.274	$1.204
Number of Units Outstanding	267	289	263	200	161	129	171	181	136	86
Back-Load Version Class B
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	329	426	509	512	586	526	487	399	361	297
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.384	$1.141	$0.957	$1.104	$0.996	$0.791	$1.381	$1.261	$1.025	$0.906
Number of Units Outstanding	450	411	595	496	437	369	469	414	258	248
Back-Load Version Class B
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	569	704	786	817	876	898	777	716	540	466
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.039	$2.079	$1.928	$1.851	$1.691	$1.467	$1.529	$1.433	$1.389	$1.368
Number of Units Outstanding	569	435	573	538	500	306	471	211	150	114
Back-Load Version Class B
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	822	823	812	749	770	683	811	717	556	448
Global Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.835	$3.718	$2.930	$3.168	$2.590	$2.019	$3.204	$3.828	$2.832	$2.519
Number of Units Outstanding	437	368	435	478	387	315	267	243	187	138
Back-Load Version Class B
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	675	772	874	930	1,078	1,020	984	1,017	947	767
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.312	$1.235	$1.118	$1.122	$1.001	$0.822	$1.032
Number of Units Outstanding	83	42	29	26	22	3	277
Back-Load Version Class B
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	644	581	382	202	153	74	42
Balanced Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.282	$1.146	$1.020	$1.050	$0.925	$0.741	$1.024
Number of Units Outstanding	497	762	710	351	285	265	474
Back-Load Version Class B
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	826	584	515	277	526	399	59
Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.218	$1.050	$0.924	$0.975	$0.851	$0.665	$1.018
Number of Units Outstanding	836	758	699	122	61	5	—
Back-Load Version Class B
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	558	524	875	706	358	191	24
Equity Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.135	$0.952	$0.828	$0.887	$0.774	$0.595	$1.009
Number of Units Outstanding	22	34	32	30	660	—	388
Back-Load Version Class B
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	52	45	33	32	40	7	474
(b) The initial investment was made on April 30, 2007.

Account A Prospectus	37

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Credit Suisse Trust

December 31
2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$6.991
Number of Units Outstanding	47
Back-Load Version Class B
Accumulation Unit Value	$6.852
Number of Units Outstanding	51
(a) The initial investment was made on November 15, 2013.
(c) For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

38	Account A Prospectus

Accumulation Unit Values Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 Northwestern Mutual Series Fund, Inc.
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.234	$3.129	$2.782	$2.829	$2.528	$1.851	$3.039	$2.794	$2.560	$2.387
Number of Units Outstanding	121	144	177	164	175	231	258	298	376	449
Back-Load Version
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	723	839	949	1,074	1,167	1,463	1,788	2,197	2,541	2,850
Focused Appreciation Division
Front-Load Version
Accumulation Unit Value	$2.910	$2.265	$1.893	$2.024	$1.858	$1.310	$2.192	$1.735	$1.661	$1.425
Number of Units Outstanding	78	96	106	113	73	57	108	95	107	31
Back-Load Version
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	515	616	627	742	799	746	564	468	388	131
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$3.180	$2.483	$2.233	$2.270	$2.018	$1.567	$2.568	$2.363	$2.128	$1.970
Number of Units Outstanding	76	88	112	111	106	144	174	198	211	219
Back-Load Version
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	696	824	870	921	979	1,179	1,242	1,520	1,866	2,044
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$1.166	$0.895	$0.780	$0.801	$0.704	$0.555	$0.932	—	—	—
Number of Units Outstanding	—	—	—	—	—	6	5	—	—	—
Back-Load Version
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	143	153	100	126	74	75	28	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$4.799	$3.649	$3.165	$3.117	$2.724	$2.164	$3.445	$3.281	$2.849	$2.731
Number of Units Outstanding	181	289	329	416	497	508	496	581	667	766
Back-Load Version
Accumulation Unit Value	$6.568	$5.036	$4.406	$4.376	$3.856	$3.089	$4.961	$4.765	$4.172	$4.034
Number of Units Outstanding	1,269	1,526	1,624	1,788	1,852	2,095	2,326	2,710	3,241	3,714
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$1.194	$0.913	$0.787	$0.779	$0.705	$0.586	$0.938	—	—	—
Number of Units Outstanding	111	112	4	4	4	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	81	88	105	105	91	57	19	—	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$1.917	$1.436	$1.261	$1.255	$1.099	$0.852	$1.391	$1.491	$1.284	$1.193
Number of Units Outstanding	471	484	534	697	677	674	484	597	545	387
Back-Load Version
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	763	745	757	796	877	1,023	1,114	965	734	787
Equity Income Division
Front-Load Version
Accumulation Unit Value	$2.434	$1.881	$1.611	$1.632	$1.421	$1.145	$1.791	$1.742	$1.468	$1.414
Number of Units Outstanding	87	114	193	203	228	250	190	118	123	60
Back-Load Version
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	683	766	959	870	945	891	801	661	311	156
(b) The initial investment was made on April 30, 2007.

Account A Prospectus	39

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.156	$3.324	$2.981	$3.190	$2.586	$1.966	$3.294	$2.740	$2.635	$2.492
Number of Units Outstanding	336	367	395	405	370	460	485	521	630	721
Back-Load Version
Accumulation Unit Value	$7.499	$6.049	$5.470	$5.904	$4.826	$3.700	$6.252	$5.246	$5.087	$4.853
Number of Units Outstanding	742	905	962	1,075	1,220	1,438	1,620	1,922	2,386	2,683
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$3.757	$2.832	$2.417	$2.475	$1.967	$1.442	$2.272	$2.113	$1.928	$1.723
Number of Units Outstanding	62	72	118	160	207	233	247	308	347	358
Back-Load Version
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	408	482	744	722	907	1,031	1,237	1,476	1,839	1,970
Mid Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.643	$2.037	$1.755	$1.772	$1.484	$1.209	$1.869	$1.880	$1.649	$1.570
Number of Units Outstanding	54	55	72	68	59	72	91	94	101	61
Back-Load Version
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	130	123	170	179	213	252	253	219	142	106
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.127	$2.989	$2.742	$2.831	$2.259	$1.729	$3.093	$2.835	$2.668	$2.409
Number of Units Outstanding	66	81	62	122	134	172	178	209	306	326
Back-Load Version
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	436	545	634	685	776	920	1,003	1,207	1,617	1,713
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$1.630	$1.163	$1.009	$1.004	$0.801	$0.642	$0.938	—	—	—
Number of Units Outstanding	24	24	30	26	11	10	4	—	—	—
Back-Load Version
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	381	304	326	179	128	77	24	—	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.239	$2.468	$2.130	$2.168	$1.785	$1.398	$1.954	$1.978	$1.704	$1.596
Number of Units Outstanding	92	105	159	220	210	196	183	241	242	378
Back-Load Version
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	418	448	543	573	590	618	736	756	787	860
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.952	$1.636	$1.392	$1.610	$1.388	$1.132	$2.112	$1.883	$1.556	$1.324
Number of Units Outstanding	175	220	172	196	189	251	473	405	334	283
Back-Load Version
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	652	680	728	738	813	915	887	809	662	534
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$1.066	$0.900	$0.774	$0.868	$0.785	$0.602	$1.052	—	—	—
Number of Units Outstanding	24	25	175	35	24	20	18	—	—	—
Back-Load Version
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	136	96	28	44	42	19	19	—	—	—
International Equity Division
Front-Load Version
Accumulation Unit Value	$4.039	$3.341	$2.760	$3.083	$2.874	$2.168	$3.872	$3.293	$2.526	$2.274
Number of Units Outstanding	259	295	417	490	528	501	529	585	625	599
Back-Load Version
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	1,100	1,321	1,475	1,510	1,663	1,919	2,241	2,428	2,466	2,558

(b)	The initial investment was made on April 30, 2007.

40	Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$1.050	$1.111	$0.939	$1.159	$0.938	$0.555	$1.244	—	—	—
Number of Units Outstanding	338	293	177	180	174	168	53	—	—	—
Back-Load Version
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	790	858	892	1,133	780	372	186	—	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$1.627	$1.632	$1.636	$1.640	$1.642	$1.636	$1.599	$1.525	$1.460	$1.423
Number of Units Outstanding	5	125	121	230	246	158	429	390	414	552
Back-Load Version
Accumulation Unit Value	$2.895	$2.928	$2.961	$2.994	$3.022	$3.037	$2.993	$2.879	$2.780	$2.733
Number of Units Outstanding	450	606	641	913	1,258	973	900	831	1,102	1,036
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.182	$1.180	$1.161	$1.159	$1.123	$1.052	$1.028	—	—	—
Number of Units Outstanding	9	31	160	329	304	267	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	397	74	46	54	44	29	—	—	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$2.833	$2.907	$2.781	$2.606	$2.455	$2.253	$2.191	$2.068	$2.001	$1.966
Number of Units Outstanding	421	473	772	709	808	611	772	680	768	758
Back-Load Version
Accumulation Unit Value	$13.097	$13.554	$13.076	$12.356	$11.738	$10.867	$10.657	$10.143	$9.899	$9.806
Number of Units Outstanding	304	370	372	382	392	438	434	432	472	456
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.509	$1.747	$1.691	$1.317	$1.195	$1.290	$1.073	—	—	—
Number of Units Outstanding	28	83	83	358	366	353	73	—	—	—
Back-Load Version
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	227	225	173	361	466	574	31	—	—	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$1.312	$1.437	$1.344	$1.206	$1.146	$1.046	$1.065	—	—	—
Number of Units Outstanding	80	158	261	77	47	21	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	258	228	374	380	115	74	19	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$3.736	$3.544	$3.125	$2.999	$2.629	$1.815	$2.317	$2.273	$2.079	$2.058
Number of Units Outstanding	134	138	170	152	140	175	160	186	205	183
Back-Load Version
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	371	419	336	355	418	426	496	624	685	852
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.504	$1.534	$1.340	$1.282	$1.137	$0.935	$1.008	—	—	—
Number of Units Outstanding	384	351	415	158	152	62	25	—	—	—
Back-Load Version
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	987	759	887	533	294	174	22	—	—	—
Balanced Division
Front-Load Version
Accumulation Unit Value	$3.649	$3.269	$2.992	$2.942	$2.638	$2.181	$2.834	$2.681	$2.438	$2.362
Number of Units Outstanding	249	258	271	306	318	727	817	874	919	1,092
Back-Load Version
Accumulation Unit Value	$11.379	$10.280	$9.490	$9.410	$8.511	$7.096	$9.299	$8.871	$8.135	$7.951
Number of Units Outstanding	937	1,004	987	1,041	1,094	1,242	1,389	1,583	1,946	2,170

(b)	The initial investment was made on April 30, 2007.

Account A Prospectus	41

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$1.854	$1.595	$1.443	$1.450	$1.288	$1.017	$1.462	$1.342	$1.226	$1.150
Number of Units Outstanding	14	26	26	72	73	125	798	833	826	754
Back-Load Version
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	406	430	476	730	696	918	1,144	1,272	1,281	1,073
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Front-Load Version
Accumulation Unit Value	$3.870	$2.860	$2.507	$2.823	$2.205	$1.584	$2.633	$2.292	$2.047	$1.742
Number of Units Outstanding	128	151	156	258	223	198	156	116	83	49
Back-Load Version
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	514	536	618	605	682	638	704	688	562	345
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$1.461	$1.120	$0.968	$1.000	$0.859	$0.636	$1.115	—	—	—
Number of Units Outstanding	176	223	278	250	230	211	134	—	—	—
Back-Load Version
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	504	478	468	433	359	375	171	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$1.435	$1.047	$0.948	$0.982	$0.802	$0.613	$1.016
Number of Units Outstanding	19	76	143	11	11	10	9
Back-Load Version
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	177	158	305	55	46	52	6
(b) The initial investment was made on April 30, 2007. Russell Investment Funds
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.525	$1.152	$1.000	$1.020	$0.879	$0.672	$1.135	$1.032	$0.919	$0.860
Number of Units Outstanding	7	7	7	75	75	100	275	258	227	516
Back-Load Version
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	967	1,155	1,226	1,254	1,481	1,593	1,546	1,387	1,776	1,743
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$2.519	$1.807	$1.566	$1.641	$1.320	$1.008	$1.774	$1.722	$1.506	$1.422
Number of Units Outstanding	5	17	17	73	66	155	264	254	222	216
Back-Load Version
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	344	391	446	456	530	576	524	765	857	906

42	Account A Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.756	$1.446	$1.212	$1.397	$1.258	$0.999	$1.741	$1.588	$1.289	$1.139
Number of Units Outstanding	160	173	181	269	311	274	324	304	375	427
Back-Load Version
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	685	728	785	848	942	1,007	1,185	1,158	1,177	1,141
Core Bond Division
Front-Load Version
Accumulation Unit Value	$2.081	$2.121	$1.965	$1.884	$1.719	$1.491	$1.552	$1.453	$1.407	$1.384
Number of Units Outstanding	184	221	405	169	176	210	279	207	225	280
Back-Load Version
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	1,011	778	580	607	869	753	834	779	766	676
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$3.669	$3.554	$2.798	$3.022	$2.468	$1.922	$3.048	$3.637	$2.688	$2.389
Number of Units Outstanding	111	113	138	177	225	209	281	278	290	411
Back-Load Version
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	462	443	498	528	571	609	721	760	771	792
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.321	$1.242	$1.123	$1.126	$1.004	$0.823	$1.033
Number of Units Outstanding	—	—	—	—	—	191	—
Back-Load Version
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	192	45	45	45	97	50	5
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.290	$1.152	$1.024	$1.054	$0.928	$0.742	$1.024
Number of Units Outstanding	107	103	99	—	—	12	12
Back-Load Version
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	473	404	466	221	227	80	—
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.226	$1.056	$0.928	$0.978	$0.854	$0.666	$1.018
Number of Units Outstanding	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	154	182	912	574	534	506	136
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.143	$0.958	$0.831	$0.890	$0.776	$0.596	$1.010
Number of Units Outstanding	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	30	28	26	5	9	52	42
(b) The initial investment was made on April 30, 2007.

Account A Prospectus	43

Accumulation Unit Values Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued) Credit Suisse Trust
December 31
2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version
Accumulation Unit Value	$7.009
Number of Units Outstanding	24
Back-Load Version
Accumulation Unit Value	$6.852
Number of Units Outstanding	18

(a)     The initial investment was made on November 15, 2013.

(c)     For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

44	Account A Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Accumulation Unit Value	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378
Number of Units Outstanding	1,097	1,370	1,623	1,779	2,255	2,635	2,987	3,629	4,339	4,809
Focused Appreciation Division
Accumulation Unit Value	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405
Number of Units Outstanding	1,564	1,640	1,912	2,476	2,559	2,308	1,805	1,440	879	428
Large Cap Core Stock Division
Accumulation Unit Value	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963
Number of Units Outstanding	830	1,227	1,464	1,785	2,124	2,249	2,800	3,469	3,702	3,976
Large Cap Blend Division(b)
Accumulation Unit Value	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—
Number of Units Outstanding	479	496	600	783	920	753	322	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$6.568	$5.036	$4.406	$4.376	$3.856	$3.089	$4.961	$4.765	$4.172	$4.034
Number of Units Outstanding	3,105	3,585	3,963	4,594	5,256	5,455	6,361	7,700	8,704	10,242
Large Company Value Division(b)
Accumulation Unit Value	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—
Number of Units Outstanding	530	297	449	449	464	231	37	—	—	—
Domestic Equity Division
Accumulation Unit Value	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159
Number of Units Outstanding	2,160	2,407	3,092	3,777	3,909	4,007	3,721	3,616	3,242	2,469
Equity Income Division
Accumulation Unit Value	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394
Number of Units Outstanding	1,963	1,816	1,753	1,864	1,797	1,945	2,614	1,956	1,289	778
Mid Cap Growth Stock Division
Accumulation Unit Value	$7.499	$6.049	$5.470	$5.904	$4.826	$3.700	$6.252	$5.246	$5.087	$4.853
Number of Units Outstanding	2,026	2,552	2,886	3,145	3,430	3,933	4,229	5,109	5,831	7,206
Index 400 Stock Division
Accumulation Unit Value	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642
Number of Units Outstanding	1,359	1,593	1,725	1,891	2,259	2,513	2,802	3,217	3,471	3,631
Mid Cap Value Division
Accumulation Unit Value	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548
Number of Units Outstanding	499	496	521	658	715	719	982	636	490	445
Small Cap Growth Stock Division
Accumulation Unit Value	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296
Number of Units Outstanding	1,200	1,633	1,832	1,812	1,948	1,978	2,370	2,789	3,183	3,803
Index 600 Stock Division(b)
Accumulation Unit Value	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—
Number of Units Outstanding	435	366	309	403	195	126	48	—	—	—
Small Cap Value Division
Accumulation Unit Value	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550
Number of Units Outstanding	1,170	1,295	1,438	1,713	1,891	1,833	2,100	3,084	3,125	2,571
International Growth Division
Accumulation Unit Value	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286
Number of Units Outstanding	1,661	1,846	2,315	2,525	2,594	2,541	2,863	2,275	1,933	1,319
Research International Core Division(b)
Accumulation Unit Value	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—
Number of Units Outstanding	835	557	606	576	537	287	485	—	—	—
International Equity Division
Accumulation Unit Value	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550
Number of Units Outstanding	3,533	4,274	4,978	5,854	6,427	6,766	7,836	8,109	8,516	9,136
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—
Number of Units Outstanding	2,000	1,448	1,879	1,638	1,760	1,203	624	—	—	—
Money Market Division
Accumulation Unit Value	$2.895	$2.928	$2.961	$2.994	$3.022	$3.037	$2.993	$2.879	$2.780	$2.733
Number of Units Outstanding	1,918	3,439	2,854	2,773	3,535	3,846	4,296	3,700	2,799	3,144
Short-Term Bond Division(b)
Accumulation Unit Value	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—
Number of Units Outstanding	1,536	1,591	1,045	885	453	238	43	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account A Prospectus	45

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Select Bond Division
Accumulation Unit Value	$13.097	$13.554	$13.076	$12.356	$11.738	$10.867	$10.657	$10.143	$9.899	$9.806
Number of Units Outstanding	979	1,075	1,130	1,349	1,464	1,497	1,566	1,452	1,460	1,409
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.426	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—
Number of Units Outstanding	753	860	956	962	992	1,588	358	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.240	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—
Number of Units Outstanding	1,659	1,820	1,602	1,175	931	636	147	—	—	—
High Yield Bond Division
Accumulation Unit Value	$3.400	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022
Number of Units Outstanding	841	871	944	998	1,039	1,143	1,445	1,329	1,427	1,495
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.421	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—
Number of Units Outstanding	1,990	1,935	1,770	1,279	891	829	159	—	—	—
Balanced Division
Accumulation Unit Value	$11.379	$10.280	$9.490	$9.410	$8.511	$7.096	$9.299	$8.871	$8.135	$7.951
Number of Units Outstanding	7,306	7,865	8,432	9,348	9,929	10,924	12,571	14,201	15,486	17,993
Asset Allocation Division
Accumulation Unit Value	$1.668	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117
Number of Units Outstanding	1,705	1,390	1,423	1,819	1,874	2,398	3,994	4,206	4,479	2,884
(b) The initial investment was made on April 30, 2007.
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Accumulation Unit Value	$3.536	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717
Number of Units Outstanding	1,354	1,503	1,927	2,159	1,954	2,005	2,342	2,182	1,827	1,329
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.380	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—
Number of Units Outstanding	1,753	1,762	1,807	1,706	1,312	1,042	389	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.356	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	499	379	445	292	239	178	1
(b) The initial investment was made on April 30, 2007.
Russell Investment Funds
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Accumulation Unit Value	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820
Number of Units Outstanding	1,338	1,332	1,517	1,823	2,068	2,239	2,751	2,931	3,010	3,567
Aggressive Equity Division
Accumulation Unit Value	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355
Number of Units Outstanding	818	842	792	849	956	905	1,013	1,197	1,338	1,721
Non-U.S. Division
Accumulation Unit Value	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085
Number of Units Outstanding	1,320	1,467	1,646	1,740	1,999	2,048	2,276	2,463	2,146	2,305
Core Bond Division
Accumulation Unit Value	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319
Number of Units Outstanding	1,286	1,108	1,036	963	1,205	1,182	1,329	1,254	1,047	1,113
Global Real Estate Securities Division
Accumulation Unit Value	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277
Number of Units Outstanding	1,401	1,455	1,638	1,784	1,950	2,022	2,048	2,500	2,416	2,138

46	Account A Prospectus

Accumulation Unit Values Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued) Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	768	694	685	125	252	234	204
Balanced Strategy Division(b)
Accumulation Unit Value	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	1,406	1,247	1,492	819	899	828	12
Growth Strategy Division(b)
Accumulation Unit Value	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	252	223	220	77	129	69	38
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	254	270	263	140	140	275	10
(b) The initial investment was made on April 30, 2007. Credit Suisse Trust
	December 31
	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$6.852
Number of Units Outstanding	126

(a)     The initial investment was made on November 15, 2013.

(c)     For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

Account A Prospectus	47

Accumulation Unit Values Contracts Issued Prior to December 17, 1981 Northwestern Mutual Series Fund, Inc.
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Growth Stock Division
Accumulation Unit Value	$4.314	$3.199	$2.854	$2.913	$2.612	$1.918	$3.161	$2.917	$2.682	$2.509
Number of Units Outstanding	28	29	31	31	32	38	40	136	231	175
Focused Appreciation Division
Accumulation Unit Value	$2.804	$2.190	$1.837	$1.971	$1.816	$1.284	$2.157	$1.713	$1.646	$1.417
Number of Units Outstanding	8	8	17	43	43	37	10	196	254	70
Large Cap Core Stock Division
Accumulation Unit Value	$3.240	$2.539	$2.292	$2.337	$2.085	$1.625	$2.672	$2.467	$2.229	$2.071
Number of Units Outstanding	18	27	33	33	33	31	67	74	77	107
Large Cap Blend Division(b)
Accumulation Unit Value	$1.140	$0.877	$0.767	$0.791	$0.697	$0.552	$0.930	—	—	—
Number of Units Outstanding	53	13	19	19	19	18	5	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$7.371	$5.624	$4.895	$4.837	$4.242	$3.381	$5.402	$5.163	$4.499	$4.328
Number of Units Outstanding	1,062	1,185	1,298	1,364	1,555	1,544	2,187	2,786	3,199	3,365
Large Company Value Division(b)
Accumulation Unit Value	$1.167	$0.895	$0.775	$0.769	$0.698	$0.583	$0.936	—	—	—
Number of Units Outstanding	4	3	21	26	25	11	2	—	—	—
Domestic Equity Division
Accumulation Unit Value	$1.836	$1.380	$1.216	$1.215	$1.068	$0.830	$1.360	$1.463	$1.265	$1.179
Number of Units Outstanding	53	13	39	43	45	49	42	74	74	245
Equity Income Division
Accumulation Unit Value	$2.345	$1.819	$1.563	$1.589	$1.388	$1.123	$1.762	$1.720	$1.454	$1.406
Number of Units Outstanding	196	164	188	178	178	265	304	95	198	18
Mid Cap Growth Stock Division
Accumulation Unit Value	$8.416	$6.754	$6.078	$6.527	$5.309	$4.050	$6.809	$5.684	$5.485	$5.207
Number of Units Outstanding	49	77	79	81	82	84	117	167	187	216
Index 400 Stock Division
Accumulation Unit Value	$3.570	$2.701	$2.313	$2.376	$1.896	$1.394	$2.204	$2.058	$1.884	$1.689
Number of Units Outstanding	19	35	40	42	69	68	92	186	190	195
Mid Cap Value Division
Accumulation Unit Value	$2.547	$1.970	$1.703	$1.726	$1.450	$1.185	$1.839	$1.856	$1.633	$1.561
Number of Units Outstanding	9	2	12	14	14	13	14	13	11	12
Small Cap Growth Stock Division
Accumulation Unit Value	$3.922	$2.851	$2.624	$2.719	$2.177	$1.672	$3.001	$2.760	$2.607	$2.362
Number of Units Outstanding	45	56	67	64	65	52	47	72	87	109
Index 600 Stock Division(b)
Accumulation Unit Value	$1.593	$1.141	$0.993	$0.991	$0.793	$0.638	$0.936	—	—	—
Number of Units Outstanding	27	13	15	13	13	10	1	—	—	—
Small Cap Value Division
Accumulation Unit Value	$3.102	$2.372	$2.055	$2.099	$1.734	$1.363	$1.911	$1.941	$1.678	$1.577
Number of Units Outstanding	41	53	70	84	81	60	70	163	254	334
International Growth Division
Accumulation Unit Value	$1.870	$1.573	$1.343	$1.558	$1.348	$1.103	$2.065	$1.848	$1.532	$1.308
Number of Units Outstanding	16	17	33	41	42	69	77	127	105	66
Research International Core Division(b)
Accumulation Unit Value	$1.041	$0.882	$0.761	$0.857	$0.777	$0.599	$1.050	—	—	—
Number of Units Outstanding	18	18	11	11	13	25	7	—	—	—
International Equity Division
Accumulation Unit Value	$4.652	$3.862	$3.202	$3.588	$3.358	$2.541	$4.555	$3.887	$2.992	$2.703
Number of Units Outstanding	54	59	71	88	95	115	249	300	303	298
Emerging Markets Equity Division(b)
Accumulation Unit Value	$1.026	$1.090	$0.924	$1.144	$0.929	$0.552	$1.241	—	—	—
Number of Units Outstanding	31	50	56	58	59	18	57	—	—	—
Money Market Division
Accumulation Unit Value	$3.397	$3.419	$3.440	$3.461	$3.477	$3.476	$3.408	$3.262	$3.134	$3.066
Number of Units Outstanding	93	101	178	202	162	228	176	324	416	241

(b)	The initial investment was made on April 30, 2007.

48	Account A Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Short-Term Bond Division(b)
Accumulation Unit Value	$1.155	$1.157	$1.143	$1.145	$1.113	$1.046	$1.026	—	—	—
Number of Units Outstanding	119	187	23	24	25	12	15	—	—	—
Select Bond Division
Accumulation Unit Value	$15.374	$15.831	$15.197	$14.288	$13.505	$12.441	$12.139	$11.496	$11.164	$11.004
Number of Units Outstanding	131	154	157	162	164	191	197	254	324	389
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.475	$1.713	$1.664	$1.300	$1.184	$1.283	$1.070	—	—	—
Number of Units Outstanding	29	30	9	6	15	87	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.282	$1.409	$1.322	$1.190	$1.136	$1.040	$1.063	—	—	—
Number of Units Outstanding	5	109	33	22	21	5	8	—	—	—
High Yield Bond Division
Accumulation Unit Value	$3.752	$3.571	$3.159	$3.043	$2.677	$1.855	$2.376	$2.338	$2.146	$2.132
Number of Units Outstanding	20	25	15	14	14	19	54	65	72	44
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.470	$1.504	$1.319	$1.266	$1.126	$0.930	$1.006	—	—	—
Number of Units Outstanding	15	30	18	16	18	15	19	—	—	—
Balanced Division
Accumulation Unit Value	$13.355	$12.004	$11.026	$10.879	$9.790	$8.123	$10.591	$10.053	$9.172	$8.920
Number of Units Outstanding	367	388	469	549	683	696	775	1,099	1,054	1,160
Asset Allocation Division
Accumulation Unit Value	$1.775	$1.533	$1.391	$1.403	$1.251	$0.992	$1.430	$1.317	$1.207	$1.137
Number of Units Outstanding	53	95	56	36	36	22	22	72	81	64
(b) The initial investment was made on April 30, 2007.
Fidelity® Variable Insurance Products
	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
VIP Mid Cap Division
Accumulation Unit Value	$3.730	$2.766	$2.432	$2.749	$2.154	$1.553	$2.591	$2.263	$2.029	$1.732
Number of Units Outstanding	37	39	56	71	58	88	86	123	80	49
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.427	$1.098	$0.953	$0.987	$0.851	$0.633	$1.112	—	—	—
Number of Units Outstanding	32	33	84	64	67	86	16	—	—	—
(b) The initial investment was made on April 30, 2007.
Neuberger Berman Advisers Management Trust
	December 31
	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.402	$1.027	$0.932	$0.969	$0.795	$0.609	$1.014
Number of Units Outstanding	30	—	11	9	8	12	—
(b) The initial investment was made on April 30, 2007.

Account A Prospectus	49

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Russell Investment Funds

	December 31
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Multi-Style Equity Division
Accumulation Unit Value	$1.450	$1.099	$0.957	$0.979	$0.847	$0.650	$1.101	$1.005	$0.898	$0.844
Number of Units Outstanding	10	10	10	10	10	10	34	23	19	20
Aggressive Equity Division
Accumulation Unit Value	$2.394	$1.723	$1.499	$1.576	$1.272	$0.975	$1.721	$1.677	$1.472	$1.394
Number of Units Outstanding	51	34	45	47	54	8	26	78	91	118
Non-U.S. Division
Accumulation Unit Value	$1.669	$1.379	$1.160	$1.341	$1.213	$0.966	$1.690	$1.546	$1.260	$1.117
Number of Units Outstanding	7	14	24	26	39	37	292	310	77	48
Core Bond Division
Accumulation Unit Value	$1.978	$2.022	$1.880	$1.809	$1.657	$1.442	$1.506	$1.415	$1.374	$1.357
Number of Units Outstanding	11	20	16	12	21	23	44	36	44	22
Global Real Estate Securities Division
Accumulation Unit Value	$3.487	$3.390	$2.677	$2.902	$2.379	$1.859	$2.958	$3.542	$2.627	$2.343
Number of Units Outstanding	46	54	66	118	121	265	203	177	81	268
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.291	$1.218	$1.105	$1.112	$0.994	$0.818	$1.030
Number of Units Outstanding	48	52	55	27	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.261	$1.130	$1.008	$1.040	$0.919	$0.738	$1.022
Number of Units Outstanding	30	30	30	—	—	—	—
Growth Strategy Division(b)
Accumulation Unit Value	$1.198	$1.035	$0.913	$0.966	$0.846	$0.663	$1.016
Number of Units Outstanding	—	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.117	$0.939	$0.818	$0.879	$0.769	$0.592	$1.007
Number of Units Outstanding	—	—	—	—	—	—	—
(b) The initial investment was made on April 30, 2007.
Credit Suisse Trust
	December 31
	2013
Credit Suisse Trust Commodity Return Strategy Division (a),(c)
Accumulation Unit Value	$7.019
Number of Units Outstanding	2,399
(a) The initial investment was made on November 15, 2013.
(c) For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceeded 0.95%.

50	Account A Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number
1-888- 455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2013	$1,508,544
2012	$1,508,179
2011	$1,601,949

NMIS also provides certain services related to the administration of certain income plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2 and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the

Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.